Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related-Party Transactions [Abstract]
Related-party transactions

7. Related-party transactions

Related party notes

In January 2023, the Company loaned $2.5 million to Infinite Acquisitions for 20 days. The Company received interest income at 2.75% during this 20-day period. Interest income from this short-term related party advance was $0 million and $0.1 million for the three and nine months ended September 30, 2023, respectively.

Accounts Receivable

The Company has a receivable from PDP for $0.2 million as of September 30, 2024.

Accounts Payable

The Company has a payable to PDP for $1.4 million related to marketing services as of September 30, 2024.

Accrued expenses and other current liabilities

The Company has a short-term advance from FCG for $2.3 million as of September 30, 2024.

Related party debt

The Company has various long-term debt instruments with Infinite Acquisitions. These loans had no accrued interest as of September 30, 2024, and December 31, 2023, respectively. Loans with Katmandu Ventures, LLC had accrued interest of $0.1 million and $0.0 million as of September 30, 2024, and December 31, 2023, respectively. Accrued interest is included within Accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets.

Services provided to equity method investments

FCG has been contracted for various design, master planning, attraction design, hardware sales and commercial services for themed entertainment offerings by the Company’s equity method investments. As of July 27, 2023, FCG has been deconsolidated and is also now accounted for as an equity method investment. Destinations Operations recognizes management and incentive fees from the Company’s equity method investments. See Note 3 — Revenue.

Intercompany Services Agreement between FCG and the Company

In conjunction with the closing of the Subscription Agreement described in Note 1 — Description of business and basis of presentation, the Intercompany Services Agreement was established between FCG and the Company. There were no accounts receivable balances outstanding as of September 30, 2024 and December 31, 2023 related to the Intercompany Services Agreement. The Company recognized $1.7 million and $4.9 million revenues related to services provided to FCG for the three and nine months ended September 30, 2024. See Note 3 — Revenue.

FCG also provides marketing, R&D, and other services to FBG. The Company owes FCG less than $0.1 million related to these services as of September 30, 2024, and December 31, 2023. The Company has also incurred reimbursable costs on behalf of FCG subsequent to July 27, 2023. The Company had zero and $0.6 million in accounts receivable from FCG related to reimbursable costs as of September 30, 2024 and as of December 31, 2023, respectively.

Digital media license revenue and related receivable with equity method investment

During March 2023, the Company licensed the right to use digital ride media content to Sierra Parima. The Company recognized digital media license revenue of $0 million and $1.5 million for the three and nine months ended September 30, 2023.

On March 7, 2024, Sierra Parima’s Katmandu Park DR was closed to visitors. Development plans for future parks, where this digital media license would have been deployed, have been deferred indefinitely, and the Company does not expect any future revenue from this digital media license in the near term.

Subscription agreement with Infinite Acquisitions

On October 4, 2023, in connection with the Business Combination, Infinite Acquisitions irrevocably committed to invest approximately $12.8 million in the Company. As of September 30, 2024, Infinite Acquisitions has not met its commitment.

$7.221 million Term Loan

In March 2024, Falcon’s Opco entered into a one-year $7.221 million term loan with Katmandu Ventures, LLC, a greater than 10% shareholder of the Company. The loan bears interest at 8.875% per annum, which is payable quarterly in arrears. As discussed in Note 6, Falcon’s Opco entered into a loan amendment with Katmandu Ventures to defer the first interest and principal payment to be no later than September 30, 2024. Following the amendment, Katmandu Ventures assigned $6.3 million of the loan to FAST II Sponsor. The remaining $0.9 million of the loan is still outstanding with Katmandu Ventures. The repayment schedule of this loan was modified again on October 18, 2024. See Note 17 — Subsequent Events.

11.    Related party transactions

Related party notes

The Company held a series of related party notes receivable from Penut, a wholly owned subsidiary of The Magpuri Revocable Trust. Each promissory note bore interest at 4% per year.

On August 30, 2022, Penut repaid the outstanding balances of the notes receivable in full.

In January 2023 the Company loaned $2.5 million to Infinite Acquisitions for 20 days. The Company received interest income at 2.75% during this 20-day period. Interest income from this short-term related party advance was less than $0.1 million.

Accrued expenses and other current liabilities

The Company has a short-term advance from PDP to Fun Stuff for $0.4 million, repayable within one year of issuance and non-interest bearing.

Accounts Payable

The Company reimburses certain audit and professional fees on behalf of PDP and Sierra Parima. There were $1.2 million and $0.7 million unpaid audit and professional fees as of December 31, 2023 and December 31, 2022, respectively related to PDP and Sierra Parima. The Company incurred expenses related to reimbursable audit and professional fees of $0.9 million and $0.7 million for the years ended December 31, 2023 and December 31, 2022, respectively.

Long-term debt

The Company has various long-term debt instruments with Infinite Acquisitions with accrued interest of $0.0 million and $0.4 million as of December 31, 2023 and December 31, 2022, respectively related to these loans. These balances are included within Accrued expenses and other current liabilities on the consolidated balance sheets.

During the year ended December 31, 2022, the Company converted a portion of debt with Infinite Acquisitions to equity. See Note 10 — Long-term debt and borrowing arrangements.

On June 23, 2023, the Company entered into an amendment to the credit agreement dated December 30, 2021 with Infinite Acquisitions (as so amended, the “Credit Agreement”), pursuant to which (i) Falcon’s Beyond Global, Inc., which was formerly known as Palm Holdco, Inc., joined as a party to the Credit Agreement, (ii) Infinite Acquisitions agreed to transfer, in its sole discretion, $4.8 million, a portion of the amounts due to Infinite Acquisitions under the $10 million revolving credit facility to Infinite Acquisition’s equity holders, which are not related parties to the Company (the “Debt Transfer(s),” all such transferred debt the “Transferred Debt” and each equity holder the “Debt Transferee”) and (iii) Pubco, the Company and Infinite Acquisitions agreed that each Debt Transferee shall have the right to cause Pubco to exchange such Debt Transferee’s Transferred Debt for a number of shares of Pubco Series A Preferred Stock (“Exchange Right”) calculated based on an exchange price equal to the fair value of the Pubco Series A Preferred Stock at the time of the exchange. Management determined the fair value of the Exchange Right is substantially equivalent to the cash redemption; therefore, there was no gain or loss recognized during the year ended December 31, 2023. The exchange occurred at the acquisition merger close, which is the date Palm Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco, merged into the Company. See Note 1 — Description of business and basis of presentation.

Conversion of debt to equity with Infinite Acquisitions

On October 6, 2022, the Company entered into a Conversion Agreement with Infinite Acquisitions pursuant to which $20.0 million of the debt owed to Infinite Acquisitions was converted to 2,000,000 Predecessor Financing Units. The Company converted the following debt instruments: $8.5 million outstanding balance on the $8.7 million term loan, $3.9 million outstanding balance on the $5 million revolving credit facility, and $7.6 million of the outstanding balance on the $10 million revolving credit facility.

During the period between December 31, 2022 and December 31, 2023, there was no new debt issued. In addition, the remaining amounts related to the $10 million revolving credit arrangement, 2.5 million euro revolving credit arrangement, and the $1.975 million term loan were converted to equity on October 4, 2023.

Services provided to equity method investments

FCG has been contracted for various design, master planning, attraction design, hardware sales and commercial services for themed entertainment offerings by the Company’s equity method investments. As of July 27, 2023 FCG has been deconsolidated and is also now accounted for as an equity method investment. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation. Destinations Operations recognizes management and incentive fees from the Company’s equity method investments. Refer to Note 3 — Revenue for amounts recognized during the years ended December 31, 2023 and 2022.

Intercompany Services Agreement between FCG and the Company

In conjunction with the closing of the Subscription Agreement described in Note 1 — Description of business and basis of presentation, the Intercompany Services Agreement was established between FCG and the Company. No balances are outstanding on this Intercompany Service Agreement as of December 31, 2023. The Company recognized $2.1 million revenue related to intercompany services provided to FCG for the year ended December 31, 2023. See Note 3 — Revenue.

FCG also provides marketing, R&D, and other services to FBG. The Company currently owes less than $0.1 million to FCG related to these services as of December 31, 2023. The Company has also incurred reimbursable costs on behalf of FCG subsequent to July 27, 2023. The Company has $0.6 million in accounts receivable from FCG related to these reimbursable costs as of December 31, 2023.

RSUs of the Company provided to FCG employees

The Company issued 0.4 million restricted stock units to FCG employees under the Incentive Award Plan on December 21, 2023. See Note 1 — Description of business and basis of presentation. The Company was reimbursed by FCG for the entire stock compensation expense during the year ended December 31, 2023. Periodic stock compensation costs related to RSUs issued to FCG employees is recognized as a receivable from FCG and does not impact the Company’s consolidated statements of operations and comprehensive loss.

Digital media license revenue and related receivable with equity method investment

During March 2023, the Company licensed the right to use digital ride media content to Sierra Parima. The Company recognized digital media license revenue of $1.3 million for the year ended December 31, 2023, and interest income of $0.1 million for the year ended December 31, 2023. See Note 2 — Summary of significant accounting policies.

Expected credit loss on receivables from equity method investment

During the year ended December 31, 2023, the Company revised its estimated expected credit loss on all receivables from Sierra Parima. Katmandu Park’s recent financial performance has been below management’s expectations. Based on an evaluation of Sierra Parima’s credit characteristics, the expected credit loss reserve was increased by $6.0 million during the year ended December 31, 2023 which represents the Company’s estimate of expected credit losses over the contractual life of each receivable. This loss reserve now offsets all receivables from Sierra Parima as of December 31, 2023. A portion of these reserved receivables was removed from the Company’s Balance Sheet with the deconsolidation of FCG.

The Company will continue to periodically evaluate these estimates to determine if additional reserves are needed. See Note 2 — Summary of significant accounting policies and Note 1 — Description of business and basis of presentation for further discussion.

The allowance for credit loss activity for the year ended December 31, 2023 and 2022 was as follows:

	For the year ended December 31
	2023	2022
Beginning balance	$—	$—
Credit loss expense	5,965	—
Balance deconsolidated with FCG	(3,878)	—
Ending balance	$2,087	$—

Advance to Meliá Group

In January 2022, the Company advanced $0.5 million to Meliá Group to be used by Meliá as an earnest money deposit for a potential land acquisition in Playa del Carmen intended for the site of a future hotel and entertainment development. The advance is non-interest bearing and has been classified in Other current assets as of December 31, 2023. This balance was classified in Other non-current assets as of December 31, 2022.

Subscription agreement with Infinite Acquisitions

On May 10, 2023, the Company entered into a subscription agreement to receive $20.0 million from Infinite Acquisitions in exchange for membership units of the Company. On October 4, 2023, the Company entered into a Conversion Agreement with Infinite Acquisitions pursuant to which $7.3 million of the debt owed to Infinite Acquisitions was converted to 727,500 Predecessor Financing Units. The Company converted the following debt instruments: $3.4 million outstanding balance on the $10.0 million revolving credit arrangement, $2.1 million outstanding balance on the 2.5 million euro revolving credit arrangement, and $1.8 million of the outstanding balance on the $1.975 million term loan. Additionally, Infinite Acquisitions considered the $7.3 million debt conversion as funding a portion of the $20.0 million of anticipated funding under the Infinite Acquisitions Subscription Agreement. This Subscription Agreement was cancelled in conjunction with the Business Combination. On October 4, 2023, Infinite Acquisitions irrevocably committed to fund an additional approximately $12.8 million to the Company by December 31, 2023. As of December 31, 2023 Infinite Acquisitions loaned $6.8 million to the Company through its existing revolving credit arrangement. The Company treated this $6.8 million loan as partial satisfaction of Infinite Acquisition’s 12.8 million irrevocable funding agreement. As of December 31, 2023 there were no debt to equity conversion agreements in place with Infinite Acquisitions related to this $6.8 million loan. The remaining $6.0 million Infinite Acquisition’s funding commitment was not received as of December 31, 2023. See Note 22 — Subsequent events for details on additional loans received after the year ended December 31, 2023.